Feb. 27, 2020
PD Emerging Markets Portfolio
PD Emerging Markets Portfolio

SUPPLEMENT DATED FEBRUARY 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

PD Emerging Markets Portfolio – In the Principal Investment Strategies subsection, the following is added to the end of the first paragraph:

Depending on market movement and other factors, the Fund may invest over 25% of its assets in issuers that are associated with China.

The following is added alphabetically to the Principal Risks subsection:

·                 China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.